Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2025 USD ($) HLS	Jun. 30, 2024 USD ($) HLS	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Revenue		$ 28,632	$ 29,880
Profit from operations		7,506	7,428
Net finance income/(expense)		(1,678)	(2,887)
Exceptional share of results of associates		9	104
Income tax expense		(1,404)	(1,546)
Profit		4,568	$ 3,236
Segment assets (non-current)		$ 189,892		$ 183,637
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		280	286
Revenue		$ 28,632	$ 29,880
Profit from operations		7,506	7,428
Net finance income/(expense)		(1,678)	(2,887)
Share of results of associates		135	137
Exceptional share of results of associates		9	104
Income tax expense		(1,404)	(1,546)
Profit		4,568	3,236
Segment assets (non-current)		189,892	183,637
Gross capex	[1]	$ 1,404	$ 1,735
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		42	44
Revenue		$ 7,208	$ 7,457
Profit from operations		2,106	2,097
Segment assets (non-current)		61,747	61,837
Gross capex	[1]	$ 181	$ 186
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		74	74
Revenue		$ 8,124	$ 8,574
Profit from operations		3,360	3,339
Segment assets (non-current)		70,023	66,567
Gross capex	[1]	$ 336	$ 591
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		75	76
Revenue		$ 5,507	$ 6,018
Profit from operations		1,224	1,302
Segment assets (non-current)		13,898	12,820
Gross capex	[1]	$ 282	$ 334
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		45	45
Revenue		$ 4,454	$ 4,228
Profit from operations		906	774
Segment assets (non-current)		29,607	27,951
Gross capex	[1]	$ 296	$ 268
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		43	46
Revenue		$ 3,108	$ 3,383
Profit from operations		739	846
Segment assets (non-current)		11,221	10,952
Gross capex	[1]	$ 108	$ 171
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		0	0
Revenue		$ 231	$ 221
Profit from operations		(830)	(929)
Segment assets (non-current)		3,395	3,511
Gross capex	[1]	$ 200	$ 187

[1]	Amended to conform to the 2025 presentation.